Sit Mutual Funds

3300 IDS Center, 80 South Eighth Street

Minneapolis, MN 55402

612-334-5888

August 2, 2017

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C. 20549

RE:	Sit Large Cap Growth Fund, Inc.	File Nos. 2-75152 and 811-03343
	Sit Mid Cap Growth Fund, Inc.	File Nos. 2-75151 and 811-03342
Sit Mutual Funds, Inc.
	Series A: Sit International Growth Fund	File Nos. 33-42101 and 811-06373
	Series B: Sit Balanced Fund	File Nos. 33-42101 and 811-06373
	Series C: Sit Developing Markets Growth Fund	File Nos. 33-42101 and 811-06373
	Series D: Sit Small Cap Growth Fund	File Nos. 33-42101 and 811-06373
	Series G: Sit Dividend Growth Fund	File Nos. 33-42101 and 811-06373
	Series H: Sit Global Dividend Growth Fund	File Nos. 33-42101 and 811-06373
	Series I: Sit Small Cap Dividend Growth Fund	File Nos. 33-42101 and 811-06373
	Series J: Sit ESG Growth Fund	File Nos. 33-42101 and 811-06373
(each, a “Registrant” and, collectively, the “Registrants”)

Ladies and Gentlemen:

On behalf of the Registrants, I herewith enclose and file a Post-Effective Amendment to each Registrant’s Registration Statement on Form N-1A. The enclosed Registration Statements represents Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of each of Sit Large Cap Growth Fund, Inc. and Sit Mid Cap Growth Fund, Inc. and Post-Effective Amendment No. 54 to the Registration Statement of Sit Mutual Funds, Inc. The Registration Statement for each Registrant includes a combined Part A, Part B and Part C covering disclosures for all of the Registrants.

The enclosed Post-Effective Amendment for each Registrant is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), to become effective automatically on October 1, 2017.

The purpose of this filing is to:

•	reflect the voluntary agreement by the Funds’ investment adviser to reduce management fees in five Funds: the Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit ESG Growth Fund, Sit Small Cap Dividend Growth Fund, and the Sit Developing Markets Growth Fund.
•	reflect the annual update to the Registrants’ financial highlights as of June 30, 2017 fiscal year and other annually updated information
•	reflect other non-material changes which the Registrants deem appropriate

An amendment to this 485(a) filing will occur prior to the October 1, 2017 effective date in order to:

•	file Part C, Item 28, Exhibit (j) auditor’s consent that is not available at this time
•	include revisions made to the prospectus in response to comments from our Examiner

Please direct all questions or comments on the enclosed filings to my attention. I can be reached at 612-359-2536. Thank you.

Sincerely,

/s/ Paul E. Rasmussen

Vice President

Enclosures

cc: Mike Radmer, Dorsey & Whitney LLP